Schedule of Investments (unaudited) July 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 61.0%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	$800	$868,431
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,365	1,516,651
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,127,088
Bank
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	300	324,525
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	1,000	1,113,786
Series 2018-BN14, Class A3, 3.97%, 09/15/60	600	704,976
Series 2019-BN18, Class A2, 3.47%, 05/15/62	830	885,995
Series 2019-BN19, Class A3, 2.93%, 08/15/61	1,000	1,103,167
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/11/29)	497	561,483
Series 2019-BN21, Class B, 3.21%, 10/17/52	1,000	997,896
Series 2019-BNK16, Class A4, 4.01%, 02/15/52	1,750	2,077,032
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	1,746	2,022,362
Series 2019-C5, Class A4, 3.06%, 11/15/52	2,000	2,241,473
BBCMS Mortgage Trust
Series 2017-C1, Class A2, 3.19%, 02/15/50	1,215	1,243,246
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,250	1,499,602
Series 2018-C2, Class C, 4.97%, 12/15/51(a)	250	264,222
Series 2020-C6, Class A4, 2.64%, 02/15/53	2,500	2,717,778
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	782,442
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	1,542	1,768,040
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	567,129
Series 2018-B2, Class A2, 3.66%, 02/15/51	600	628,701
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,136,004
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	1,750	2,023,932
Series 2018-B2, Class AS, 4.08%, 02/15/51(a)	1,000	1,146,110
Series 2018-B2, Class C, 4.20%, 02/15/51(a)	500	503,818
Series 2018-B3, Class A5, 4.03%, 04/10/51	1,000	1,179,852
Series 2018-B4, Class A2, 3.98%, 07/15/51	500	533,246
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	750	892,162
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	528,440
Series 2018-B4, Class C, 4.56%, 07/15/51(a)	400	379,225
Series 2018-B5, Class A4, 4.21%, 07/15/51	500	600,777
Series 2018-B5, Class AS, 4.42%, 07/15/51	1,000	1,148,017
Series 2018-B5, Class B, 4.57%, 07/15/51	500	567,786
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	1,000	1,229,649
Series 2018-B7, Class B, 4.86%, 05/15/53(a)	400	440,926
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	678,520
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	567,815
Series 2019-B11, Class B, 3.96%, 05/15/52(a)	500	559,727
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	450,643
Series 2019-B9, Class A5, 4.02%, 03/15/52	1,250	1,475,548
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	252,412
Series 2020-B16, Class A5, 2.73%, 02/15/53	500	552,661
Series 2020-B16, Class AM, 2.94%, 02/15/53(a)	1,000	1,083,199
Series 2020-IG1, Class A3, 2.69%, 09/15/43	1,750	1,936,793
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,000	1,135,291
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2, 3.04%, 11/10/49	400	406,088
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	259,437
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	815,106
Series 2017-CD3, Class C, 4.56%, 02/10/50(a)	300	288,429

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/11/27)	$750	$842,195
Series 2017-CD6, Class C, 4.27%, 11/13/50(a)	500	485,236
CD Mortgage Trust, Series 2017-CD4, Class A4, 3.51%, 05/10/50(a)	1,000	1,121,084
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	558,978
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,797,368
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	783,962
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4, 3.02%, 09/10/45	287	293,738
Series 2013-GC11, Class A3, 2.82%, 04/10/46	811	837,112
Series 2013-GC11, Class AS, 3.42%, 04/10/46	100	105,915
Series 2013-GC15, Class A4, 4.37%, 09/10/46(a)	750	822,164
Series 2014-GC19, Class A4, 4.02%, 03/10/47	500	544,830
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	544,796
Series 2014-GC23, Class A4, 3.62%, 07/10/47	750	815,014
Series 2014-GC23, Class AS, 3.86%, 07/10/47	250	272,512
Series 2014-GC23, Class C, 4.43%, 07/10/47(a)	250	258,504
Series 2014-GC25, Class AS, 4.02%, 10/10/47	750	819,519
Series 2014-GC25, Class B, 4.35%, 10/10/47(a)	100	107,359
Series 2015-GC27, Class AS, 3.57%, 02/10/48	930	988,149
Series 2015-GC29, Class C, 4.16%, 04/10/48(a)	250	244,034
Series 2015-GC31, Class A4, 3.76%, 06/10/48	750	829,315
Series 2015-GC33, Class A4, 3.78%, 09/10/58	1,500	1,673,012
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	500	529,921
Series 2016-C1, Class A4, 3.21%, 05/10/49	650	711,388
Series 2016-C2, Class A4, 2.83%, 08/10/49	1,000	1,077,670
Series 2016-P3, Class A3, 3.06%, 04/15/49	1,500	1,611,170
Series 2016-P6, Class A2, 3.04%, 12/10/49	250	254,192
Series 2016-P6, Class AS, 4.03%, 12/10/49(a)	1,000	1,085,995
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	750	836,863
Series 2018-B2, Class A2, 3.79%, 03/10/51	1,000	1,052,615
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	702,704
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,000	1,205,162
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	1,124,805
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,000	1,106,273
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	816,903
Series 2019-GC43, Class A2, 2.98%, 11/10/52	863	908,149
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	839,292
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	1,097,690
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	234	241,613
Series 2012-CR3, Class A3, 2.82%, 10/15/45	147	149,894
Series 2012-CR5, Class A4, 2.77%, 12/10/45	1,680	1,736,255
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	151,983
Series 2012-LC4, Class C, 5.54%, 12/10/44(a)	200	171,053
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	274,568
Series 2013-CR6, Class ASB, 2.62%, 03/10/46	268	273,030
Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	500	531,911
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	700	751,447
Series 2013-LC6, Class AM, 3.28%, 01/10/46	100	104,429
Series 2013-LC6, Class ASB, 2.48%, 01/10/46	149	150,953
Series 2013-LC6, Class B, 3.74%, 01/10/46	430	435,862
Series 2014-CR14, Class C, 4.62%, 02/10/47(a)	200	193,226
Series 2014-CR15, Class A4, 4.07%, 02/10/47(a)	400	437,458
Series 2014-CR16, Class A4, 4.05%, 04/10/47	500	548,910
Series 2014-CR16, Class ASB, 3.65%, 04/10/47	165	171,034
Series 2014-CR17, Class B, 4.38%, 05/10/47	292	304,406
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	329,689

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-CR19, Class A5, 3.80%, 08/10/47	$438	$480,437
Series 2014-CR19, Class B, 4.70%, 08/10/47(a)	850	890,754
Series 2014-CR20, Class AM, 3.94%, 11/10/47	250	272,906
Series 2014-LC15, Class A4, 4.01%, 04/10/47	945	1,028,176
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	745,053
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	250	272,283
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	750	818,774
Series 2014-UBS3, Class C, 4.74%, 06/10/47(a)	150	142,791
Series 2014-UBS4, Class A4, 3.42%, 08/10/47	250	268,758
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	500	544,184
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	500	541,165
Series 2014-UBS4, Class B, 4.35%, 08/10/47	250	264,023
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/06/24)	730	797,590
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	546,384
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	543,053
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	217,006
Series 2015-CR22, Class C, 4.11%, 03/10/48(a)	300	306,345
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	549,191
Series 2015-CR24, Class B, 4.38%, 08/10/48(a)	250	265,269
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	156,160
Series 2015-CR25, Class A4, 3.76%, 08/10/48	750	832,573
Series 2015-CR25, Class ASB, 3.54%, 08/10/48	1,000	1,059,642
Series 2015-CR25, Class B, 4.54%, 08/10/48(a)	300	319,044
Series 2015-CR26, Class A4, 3.63%, 10/10/48	1,398	1,548,543
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	810,914
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	503,958
Series 2015-DC1, Class C, 4.31%, 02/10/48(a)	250	191,627
Series 2015-LC21, Class A4, 3.71%, 07/10/48	500	551,974
Series 2015-PC1, Class A2, 3.15%, 07/10/50	86	87,032
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,533	1,708,575
Series 2015-PC1, Class ASB, 3.61%, 07/10/50	190	200,312
Series 2016-CR28, Class A4, 3.76%, 02/10/49	1,000	1,119,981
Series 2016-DC2, Class A4, 3.50%, 02/10/49	603	666,623
Series 2016-DC2, Class AM, 4.24%, 02/10/49	750	799,709
Series 2016-DC2, Class ASB, 3.55%, 02/10/49	1,000	1,063,685
Series 2016-DC2, Class C, 4.64%, 02/10/49(a)	250	240,803
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	1,117,459
Series 2017-COR2, Class C, 4.56%, 09/10/50(a)	750	697,977
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	893,248
Series 2018-COR3, Class B, 4.51%, 05/10/51(a)	500	567,130
Commission Mortgage Trust, Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	1,112,462
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	544,167
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	544,332
Series 2015-C2, Class AS, 3.85%, 06/15/57(a)	700	752,167
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	715,675
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,000	1,092,209
Series 2015-C4, Class D, 3.58%, 11/15/48(a)	250	188,605
Series 2016-C5, Class C, 4.57%, 11/15/48(a)	750	724,538
Series 2016-C6, Class C, 4.92%, 01/15/49(a)	350	338,094
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,122,008
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	1,166,596
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	1,025,404
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	2,226,813
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,683,490
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	2,065	2,275,413

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C1, Class ASB, 3.04%, 05/10/49	$500	$527,114
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	500	519,138
Series 2016-C1, Class C, 3.35%, 05/10/49(a)	468	412,281
Series 2017-C6, Class A3, 3.27%, 06/10/50	750	792,533
Federal National Mortgage Association
Series 2019-M1, Class A1, 3.36%, 09/25/28	869	974,734
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,997	2,161,380
FHLMC Multifamily Structured Pass Through Certificates
Series K057, Class A2, 2.57%, 07/25/26	725	793,289
Series K105, Class A2, 1.87%, 01/25/30	835	898,972
Series K106, Class A1, 1.78%, 05/25/29	1,993	2,132,446
Series K107, Class A2, 1.64%, 01/25/30	2,000	2,113,340
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/11/30)	2,000	2,101,380
Series K-1516, Class A2, 1.72%, 05/25/35	1,500	1,548,210
Series K156, Class A3, 3.70%, 06/25/33(a)	500	615,073
Series K727, Class A2, 2.95%, 07/25/24	1,000	1,076,541
Series K737, Class AM, 2.10%, 10/25/26	300	324,170
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 02/10/46	400	415,483
GS Mortgage Securities Trust
Series 2011-GC5, Class A3, 3.82%, 08/10/44	22	21,934
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	100	103,185
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45	200	206,027
Series 2013-GC12, Class AS, 3.38%, 06/10/46	300	314,046
Series 2013-GC12, Class B, 3.78%, 06/10/46(a)	115	114,751
Series 2013-GC14, Class A5, 4.24%, 08/10/46	550	596,191
Series 2013-GC16, Class A4, 4.27%, 11/10/46	1,500	1,637,878
Series 2013-GC16, Class AS, 4.65%, 11/10/46	150	163,472
Series 2013-GC16, Class C, 5.31%, 11/10/46(a)	100	95,353
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	434,280
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	240,442
Series 2014-GC20, Class C, 4.96%, 04/10/47(a)	500	440,154
Series 2014-GC22, Class AS, 4.11%, 06/10/47	250	272,929
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	493	517,618
Series 2014-GC26, Class A5, 3.63%, 11/10/47	750	819,137
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	446	463,777
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/06/25)(a)	500	536,628
Series 2015-GC32, Class A3, 3.50%, 07/10/48	600	652,956
Series 2015-GC34, Class A4, 3.51%, 10/10/48	1,500	1,652,138
Series 2015-GS1, Class D, 3.27%, 11/10/48	415	239,980
Series 2016-GS2, Class A4, 3.05%, 05/10/49	1,170	1,268,733
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	535,620
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,000	1,080,422
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	522,649
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	1,000	1,159,139
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	880,970
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,271,112
Series 2019-GSA1, Class C, 3.81%, 11/10/52(a)	500	435,664
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	500	545,080
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.04%, 07/15/45(a)	500	530,284
Series 2013-C12, Class D, 4.10%, 07/15/45(a)	50	38,473
Series 2013-C14, Class B, 4.70%, 08/15/46(a)	500	514,394
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	680	731,739
Series 2013-C14, Class AS, 4.41%, 08/15/46(a)	150	162,348
Series 2013-C15, Class B, 4.93%, 11/15/45(a)	200	213,545
Series 2013-C15, Class C, 5.20%, 11/15/45(a)	110	111,022
Series 2013-C17, Class A4, 4.20%, 01/15/47	490	535,086

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C17, Class C, 4.89%, 01/15/47(a)	$100	$100,671
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,529,282
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	220,399
Series 2014-C18, Class ASB, 3.57%, 02/15/47	1,043	1,080,169
Series 2014-C18, Class B, 4.81%, 02/15/47 (Call 02/11/24)(a)	225	238,056
Series 2014-C19, Class C, 4.68%, 04/15/47(a)	200	190,039
Series 2014-C21, Class A4, 3.49%, 08/15/47	818	870,715
Series 2014-C21, Class A5, 3.77%, 08/15/47	500	545,715
Series 2014-C21, Class ASB, 3.43%, 08/15/47	312	324,959
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	750	818,737
Series 2014-C22, Class C, 4.55%, 09/15/47 (Call 08/15/24)(a)	200	170,128
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	900	991,554
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	290	304,305
Series 2014-C24, Class A3, 3.10%, 11/15/47	500	508,746
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	185	195,391
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	529,276
Series 2015-C28, Class A3, 2.91%, 10/15/48	986	1,048,739
Series 2015-C28, Class ASB, 3.04%, 10/15/48	459	476,763
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	1,500	1,650,868
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	489	512,230
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	251,337
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,218,393
Series 2015-C33, Class A4, 3.77%, 12/15/48	1,175	1,314,152
Series 2016-C1, Class A5, 3.58%, 03/15/49	750	836,080
Series 2016-C1, Class B, 4.74%, 03/15/49(a)	450	472,799
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	261,645
Series 2017-JP5, Class A5, 3.72%, 03/15/50	1,300	1,482,740
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	716,781
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	337,504
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	433,174
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	1,125,083
Series 2019-COR5, Class A2, 3.15%, 06/13/52	360	379,051
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,369,599
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49	1,000	1,094,555
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	743,347
Series 2017-C5, Class A5, 3.69%, 03/15/50	2,100	2,390,907
Series 2017-C7, Class A5, 3.41%, 10/15/50	1,050	1,186,674
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	77	78,720
Series 2012-C6, Class A3, 3.51%, 05/15/45	206	213,175
Series 2012-C8, Class A3, 2.83%, 10/15/45	907	934,061
Series 2012-C8, Class ASB, 2.38%, 10/15/45	145	147,117
Series 2012-LC9, Class A5, 2.84%, 12/15/47	1,276	1,313,718
Series 2013-C10, Class A5, 3.14%, 12/15/47	591	616,777
Series 2013-C10, Class AS, 3.37%, 12/15/47	100	104,535
Series 2013-C10, Class ASB, 2.70%, 12/15/47	53	53,606
Series 2013-C10, Class B, 3.67%, 12/15/47(a)	100	102,507

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C10, Class C, 4.11%, 12/15/47(a)	$200	$200,905
Series 2013-C13, Class A4, 3.99%, 01/15/46(a)	205	220,409
Series 2013-C13, Class ASB, 3.41%, 01/15/46	28	29,079
Series 2013-C16, Class ASB, 3.67%, 12/15/46	256	265,830
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	521,393
Series 2013-LC11, Class C, 3.96%, 04/15/46(a)	100	90,371
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/11/24)(a)	100	103,905
Series 2015-JP1, Class A5, 3.91%, 01/15/49	800	904,754
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/11/26)	700	725,245
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,231,698
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45	1,305	1,343,241
Series 2012-C6, Class AS, 3.48%, 11/15/45	500	516,819
Series 2013-C09, Class A4, 3.10%, 05/15/46	1,500	1,571,002
Series 2013-C10, Class A4, 4.08%, 07/15/46(a)	1,000	1,076,232
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	139	143,746
Series 2013-C11, Class A3, 3.96%, 08/15/46	479	512,764
Series 2013-C11, Class A4, 4.15%, 08/15/46(a)	800	865,022
Series 2013-C13, Class A3, 3.77%, 11/15/46	1,115	1,185,035
Series 2013-C13, Class A4, 4.04%, 11/15/46	600	650,946
Series 2013-C13, Class C, 4.90%, 11/15/46(a)	230	221,408
Series 2013-C7, Class AAB, 2.47%, 02/15/46	76	76,731
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/11/23)	1,621	1,663,061
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/11/23)	200	205,455
Series 2013-C8, Class B, 3.56%, 12/15/48(a)	200	206,240
Series 2014-C14, Class AS, 4.38%, 02/15/47(a)	200	218,675
Series 2014-C14, Class B, 4.76%, 02/15/47(a)	200	213,134
Series 2014-C15, Class ASB, 3.65%, 04/15/47	194	203,347
Series 2014-C16, Class A5, 3.89%, 06/15/47	500	545,350
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/11/24)	1,750	1,903,435
Series 2014-C18, Class A3, 3.65%, 10/15/47	500	540,162
Series 2014-C18, Class A4, 3.92%, 10/15/47	150	164,676
Series 2014-C19, Class A4, 3.53%, 12/15/47	1,275	1,387,919
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	535,375
Series 2015-C21, Class A4, 3.34%, 03/15/48	901	976,283
Series 2015-C22, Class C, 4.23%, 04/15/48(a)	250	228,959
Series 2015-C23, Class A3, 3.45%, 07/15/50	750	818,627
Series 2015-C24, Class A3, 3.48%, 05/15/48	375	412,416
Series 2015-C24, Class A4, 3.73%, 05/15/48	950	1,059,160
Series 2015-C25, Class ASB, 3.38%, 10/15/48	628	660,757
Series 2016-C29, Class A4, 3.33%, 05/15/49	1,000	1,100,332
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	539,237
Series 2016-C31, Class A5, 3.10%, 11/15/49	1,000	1,093,849
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,131,218
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,242,571
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	1,131,321
Series 2017-C34, Class AS, 3.86%, 11/15/52	500	542,636
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	553,504
Series 2015-UBS8, Class A, 4.11%, 12/15/48	250	272,681
Series 2016-BNK2, Class A4, 3.05%, 11/15/49	1,250	1,364,276
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	1,126,559
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	1,133,066
Series 2019-L2, Class A4, 4.07%, 03/15/52	1,000	1,192,146
Series 2020-L4, Class A3, 2.70%, 02/15/53	1,500	1,642,919
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48	1,000	1,077,394

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2012-C1, Class B, 4.82%, 05/10/45	$150	$149,565
Series 2017-C1, Class A2, 2.98%, 06/15/50	666	678,778
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,000	1,125,768
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	551,237
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	1,143,962
Series 2018-C08, Class A4, 3.98%, 02/15/51	750	869,716
Series 2018-C12, Class ASB, 4.19%, 08/15/51	1,000	1,144,745
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,334	1,467,489
Series 2019-C16, Class ASB, 3.46%, 04/15/52	1,395	1,557,018
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	1,104,884
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49	2,057	2,128,552
Series 2012-C4, Class A5, 2.85%, 12/10/45	250	258,307
Series 2012-C4, Class AAB, 2.46%, 12/10/45	142	143,504
Series 2013-C6, Class A4, 3.24%, 04/10/46	677	710,042
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 01/10/45	331	338,583
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45	1,112	1,146,179
Series 2012-LC5, Class AS, 3.54%, 10/15/45	200	207,382
Series 2012-LC5, Class B, 4.14%, 10/15/45	300	311,199
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	650	701,210
Series 2013-LC12, Class AS, 4.28%, 07/15/46(a)	473	495,682
Series 2013-LC12, Class C, 4.28%, 07/15/46(a)	100	95,673
Series 2015-C26, Class AS, 3.58%, 02/15/48	420	423,981
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	338,465
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	548,592
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	276,216
Series 2015-C30, Class A4, 3.66%, 09/15/58	817	906,361
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	556,815
Series 2015-C31, Class C, 4.61%, 11/15/48 (Call 11/11/25)(a)	450	411,932
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	611,984
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	1,114,427
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	832,565
Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,000	1,102,078
Series 2015-SG1, Class D, 4.46%, 09/15/48(a)	200	117,852
Series 2016-C32, Class ASB, 3.32%, 01/15/59	1,100	1,162,964
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	1,086,343
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	1,081,031
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/11/26)	500	532,085
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	524,274
Series 2017-C38, Class A2, 3.04%, 07/15/50	500	513,440
Series 2017-C38, Class A4, 3.19%, 07/15/50	500	553,215
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	1,125,783
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,423,094
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	508,250
Series 2018-C44, Class A5, 4.21%, 05/15/51	1,000	1,183,182
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	397,067
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	569,054
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,250	1,505,441
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,000	1,198,219
Series 2019-C49, Class A5, 4.02%, 03/15/52	1,150	1,359,157
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	875,228
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	524,421
Series 2019-C53, Class A4, 3.04%, 10/15/52	1,400	1,571,863
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	1,127,463
Series 2020-C55, Class A5, 2.73%, 02/15/53	1,000	1,097,482

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	$500	$517,549
Series 2012-C10, Class A3, 2.88%, 12/15/45	200	206,077
Series 2012-C10, Class AS, 3.24%, 12/15/45	250	240,328
Series 2012-C6, Class AS, 3.84%, 04/15/45	145	148,621
Series 2012-C8, Class A3, 3.00%, 08/15/45	360	371,082
Series 2012-C8, Class ASB, 2.56%, 08/15/45	124	125,300
Series 2012-C9, Class A3, 2.87%, 11/15/45	175	180,128
Series 2012-C9, Class C, 4.54%, 11/15/45(a)	150	149,615
Series 2013-C13, Class C, 3.91%, 05/15/45(a)	110	106,430
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	500	502,216
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	809,740
Series 2013-C17, Class A3, 3.75%, 12/15/46	756	808,515
Series 2013-C17, Class ASB, 3.56%, 12/15/46	512	531,079
Series 2013-C18, Class A4, 3.90%, 12/15/46	600	642,602
Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	800	869,351
Series 2014-C19, Class A4, 3.83%, 03/15/47	300	322,562
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/01/24)(a)	300	320,385
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	218,043
Series 2014-C20, Class ASB, 3.64%, 05/15/47	286	298,260
Series 2014-C22, Class A3, 3.53%, 09/15/57	123	125,014
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,500	1,608,537
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	438,030
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	521,086
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	108,931
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	79,785
Series 2014-LC14, Class A5, 4.05%, 03/15/47	950	1,035,832
Series 2014-LC14, Class ASB, 3.52%, 03/15/47	107	110,764

		287,972,986

Total Collaterized Mortgage Obligations — 61.0% (Cost: $273,480,298)		287,972,986

U.S. Government Agency Obligations

Mortgage-Backed Securities — 38.7%
Federal National Mortgage Association
Series 2011-M1, Class A3, 3.76%, 06/25/21	324	325,906
Series 2011-M4, Class A2, 3.73%, 06/25/21	373	375,784
Series 2012-M17, Class A2, 2.18%, 11/25/22	1,006	1,037,526
Series 2012-M2, Class A2, 2.72%, 02/25/22	473	481,693
Series 2012-M8, Class A2, 2.35%, 05/25/22	317	323,269
Series 2012-M9, Class A2, 2.48%, 04/25/22	457	465,351
Series 2013-M12, Class APT, 2.41%, 03/25/23(a)	541	561,326
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,142	1,230,650
Series 2013-M4, Class ATS2, 2.61%, 03/25/22(a)	11	10,531
Series 2013-M6, Class 1A2, 3.45%, 02/25/43(a)	510	601,904
Series 2013-M7, Class A2, 2.28%, 12/27/22	492	508,407
Series 2014-M11, Class 1A, 3.11%, 08/25/24(a)	899	979,663
Series 2014-M11, Class 2A, 3.30%, 08/25/26(a)	653	733,303
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	190	206,114
Series 2014-M3, Class A2, 3.49%, 01/25/24(a)	902	985,551
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	677	736,967
Series 2014-M9, Class A2, 3.10%, 07/25/24(a)	480	521,117
Series 2015-M1, Class A2, 2.53%, 09/25/24	750	805,660
Series 2015-M10, Class A1, 2.63%, 04/25/27	546	560,489
Series 2015-M11, Class A2, 2.82%, 04/25/25(a)	800	877,528
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	1,000	1,094,196
Series 2015-M2, Class A, 2.62%, 12/25/24	389	418,930

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-M4, Class AV2, 2.51%, 07/25/22(a)	$782	$796,242
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,365,970
Series 2016-M1, Class A1, 2.43%, 01/25/26	70	72,041
Series 2016-M10, Class A1, 2.10%, 07/25/28	164	166,702
Series 2016-M3, Class A2, 2.70%, 02/25/26	942	1,034,419
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	199	200,253
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,169,976
Series 2017-M15, Class AV2, 2.63%, 11/25/24(a)	1,000	1,077,536
Series 2017-M2, Class A2, 2.80%, 02/25/27(a)	1,000	1,109,085
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	850	932,304
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,038	1,160,784
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,400	2,696,995
Series 2018-M1, Class A2, 2.98%, 12/25/27(a)	1,000	1,139,135
Series 2018-M10, Class A2, 3.37%, 07/25/28(a)	1,040	1,215,600
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)	100	122,026
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	800	913,275
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	2,000	2,374,630
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,000	1,194,297
Series 2019-M5, Class A2, 3.27%, 02/25/29	700	809,622
Series 2019-M6, Class A1, 3.30%, 08/01/28	2,922	3,276,517
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,508,796
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,104,393
Series 2020-M5, Class A2, 2.21%, 01/25/30	1,000	1,086,205
FHLMC Multifamily Structured Pass Through Certificates
Series K020, Class A2, 2.37%, 05/25/22	1,430	1,458,301
Series K022, Class A2, 2.36%, 07/25/22	2,048	2,108,978
Series K023, Class A2, 2.31%, 08/25/22	1,000	1,029,768
Series K025, Class A2, 2.68%, 10/25/22	1,175	1,224,624
Series K026, Class A2, 2.51%, 11/25/22	1,000	1,040,806
Series K027, Class A2, 2.64%, 01/25/23	1,000	1,045,588
Series K028, Class A2, 3.11%, 02/25/23	1,710	1,807,744
Series K029, Class A2, 3.32%, 02/25/23	1,000	1,063,435
Series K031, Class A2, 3.30%, 04/25/23(a)	1,000	1,069,185
Series K032, Class A1, 3.02%, 02/25/23	259	266,022
Series K032, Class A2, 3.31%, 05/25/23(a)	180	192,856
Series K033, Class A2, 3.06%, 07/25/23(a)	1,750	1,867,244
Series K034, Class A2, 3.53%, 07/25/23(a)	1,771	1,913,224
Series K036, Class A2, 3.53%, 10/25/23(a)	650	706,414
Series K038, Class A1, 2.60%, 10/25/23	324	331,921
Series K040, Class A2, 3.24%, 09/25/24	2,250	2,475,430
Series K041, Class A2, 3.17%, 10/25/24	1,250	1,375,360
Series K043, Class A2, 3.06%, 12/25/24	2,500	2,748,070
Series K044, Class A2, 2.81%, 01/25/25	1,250	1,361,931
Series K046, Class A2, 3.21%, 03/25/25	1,285	1,425,603
Series K048, Class A1, 2.69%, 12/25/24	354	370,757
Series K048, Class A2, 3.28%, 06/25/25(a)	1,000	1,115,184
Series K049, Class A2, 3.01%, 07/25/25	1,200	1,325,937
Series K050, Class A2, 3.33%, 08/25/25(a)	1,450	1,625,042
Series K051, Class A2, 3.31%, 09/25/25	1,130	1,268,156
Series K052, Class A2, 3.15%, 11/25/25	800	892,223
Series K053, Class A2, 3.00%, 12/25/25	500	554,383
Series K054, Class A2, 2.75%, 01/25/26	700	768,488
Series K056, Class A2, 2.53%, 05/25/26	1,560	1,701,294
Series K057, Class A1, 2.21%, 06/25/25	867	899,038
Series K058, Class A1, 2.34%, 07/25/26	1,303	1,369,745
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,682,637
Series K059, Class A2, 3.12%, 09/25/26(a)	1,200	1,352,376
Series K060, Class A2, 3.30%, 10/25/26	2,342	2,671,149
Series K061, Class A1, 3.01%, 08/25/26	881	944,090
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,486,107

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K062, Class A2, 3.41%, 12/25/26	$1,000	$1,150,225
Series K063, Class A2, 3.43%, 01/25/27(a)	700	805,649
Series K064, Class A1, 2.89%, 10/25/26	1,138	1,235,150
Series K064, Class A2, 3.22%, 03/25/27	325	370,919
Series K065, Class A1, 2.86%, 10/25/26	1,092	1,173,683
Series K065, Class A2, 3.24%, 04/25/27	2,570	2,944,315
Series K066, Class A2, 3.12%, 06/25/27	610	695,088
Series K067, Class A1, 2.90%, 03/25/27	930	1,009,044
Series K067, Class A2, 3.19%, 07/25/27	1,600	1,834,547
Series K069, Class A2, 3.19%, 09/25/27(a)	1,179	1,354,053
Series K070, Class A2, 3.30%, 11/25/27(a)	2,500	2,892,537
Series K071, Class A2, 3.29%, 11/25/27	1,000	1,154,859
Series K072, Class A2, 3.44%, 12/25/27	1,450	1,692,329
Series K073, Class A2, 3.35%, 01/25/28	1,297	1,507,685
Series K074, Class A1, 3.60%, 09/25/27	964	1,082,614
Series K074, Class A2, 3.60%, 01/25/28	1,000	1,176,690
Series K075, Class A2, 3.65%, 02/25/28(a)	1,000	1,182,079
Series K076, Class A1, 3.73%, 12/25/27	1,067	1,200,923
Series K076, Class A2, 3.90%, 04/25/28	1,000	1,200,159
Series K077, Class A2, 3.85%, 05/25/28(a)	1,450	1,735,327
Series K078, Class A2, 3.85%, 06/25/28	1,000	1,199,806
Series K079, Class A2, 3.93%, 06/25/28	1,000	1,206,705
Series K080, Class A2, 3.93%, 07/25/28(a)	700	846,527
Series K081, Class A2, 3.90%, 08/25/28(a)	500	603,748
Series K082, Class A2, 3.92%, 09/25/28(a)	1,000	1,210,732
Series K083, Class A2, 4.05%, 09/25/28(a)	1,185	1,447,413
Series K084, Class A2, 3.78%, 10/25/28(a)	1,000	1,181,831
Series K085, Class A2, 4.06%, 10/25/28(a)	2,000	2,423,507
Series K087, Class A2, 3.77%, 12/25/28	2,800	3,374,706
Series K088, Class A1, 3.48%, 09/25/28	346	390,847
Series K088, Class A2, 3.69%, 01/25/29	2,000	2,403,936
Series K089, Class A2, 3.56%, 01/25/29	1,400	1,669,608
Series K090, Class A2, 3.42%, 02/25/29	500	591,861
Series K091, Class A2, 3.51%, 03/25/29	1,500	1,784,429
Series K092, Class A2, 3.30%, 04/25/29	2,000	2,354,911
Series K094, Class A2, 2.90%, 06/25/29	1,420	1,632,612
Series K096, Class A2, 2.52%, 07/25/29	1,215	1,363,161
Series K100, Class A2, 2.67%, 09/25/29	1,000	1,134,768
Series K101, Class A2, 2.52%, 10/25/29	250	280,968
Series K102, Class A1, 2.18%, 05/25/29	994	1,080,150
Series K102, Class A2, 2.54%, 10/25/29	1,000	1,124,710
Series K103, Class A2, 2.65%, 11/25/29	5,000	5,681,735
Series K106, Class A2, 2.07%, 01/25/30	2,000	2,184,870
Series K108, Class A2, 1.52%, 03/25/30	3,000	3,140,622
Series K110, Class A2, 1.48%, 04/25/30	4,640	4,845,256
Series K1510, Class A2, 3.72%, 01/25/31	250	306,054
Series K1510, Class A3, 3.79%, 01/25/34	500	624,073
Series K-1512, Class A2, 2.99%, 05/25/31	230	272,647
Series K-1512, Class A3, 3.06%, 04/25/34	450	533,507
Series K-1513, Class A3, 2.80%, 08/25/34	1,000	1,159,688
Series K-1514, Class A2, 2.86%, 10/25/34	1,000	1,170,460
Series K152, Class A2, 3.08%, 01/25/31	250	290,476
Series K153, Class A3, 3.12%, 10/25/31(a)	500	584,384
Series K154, Class A2, 3.42%, 04/25/32	500	599,432
Series K154, Class A3, 3.46%, 11/25/32	345	415,006
Series K157, Class A2, 3.99%, 05/25/33(a)	1,076	1,338,482
Series K159, Class A1, 3.95%, 12/25/29	799	932,538
Series K159, Class A2, 3.95%, 11/25/30(a)	833	1,034,929
Series K159, Class A3, 3.95%, 11/25/33(a)	1,000	1,265,256
Series K720, Class A2, 2.72%, 06/25/22	800	820,879

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K721, Class A2, 3.09%, 08/25/22(a)	$1,000	$1,032,874
Series K723, Class A2, 2.45%, 08/25/23	455	477,477
Series K724, Class A2, 3.06%, 11/25/23(a)	1,400	1,498,524
Series K729, Class A1, 2.95%, 02/25/24	910	935,975
Series K729, Class A2, 3.14%, 10/25/24	1,500	1,633,499
Series K731, Class A2, 3.60%, 02/25/25(a)	1,000	1,103,465
Series K733, Class A2, 3.75%, 08/25/25	1,000	1,122,671
Series K734, Class A2, 3.21%, 02/25/26	1,950	2,174,141
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	1,103,617

		182,895,126

Total U.S. Government Agency Obligations — 38.7% (Cost: $168,597,710)		182,895,126

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(c)	2,670	2,670,000

Total Short-Term Investments — 0.5% (Cost: $2,670,000)		2,670,000

Total Investments in Securities — 100.2% (Cost: $444,748,008)		473,538,112

Other Assets, Less Liabilities — (0.2)%		(1,094,195)

Net Assets — 100.0%		$472,443,917

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$3,061,000	$—	$(391,000	)(a)	$—	$—	$2,670,000	2,670	$8,326	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$287,972,986	$—	$287,972,986
U.S. Government Agency Obligations	—	182,895,126	—	182,895,126
Money Market Funds	2,670,000	—	—	2,670,000

	$2,670,000	$470,868,112	$—	$473,538,112

6